ENTITIES IN THE GROUP (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [line items]
Name of parent entity	TORM plc
Country of incorporation	United Kingdom
TORM A/S
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM A/S
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
DK Vessel HoldCo GP ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	DK Vessel HoldCo GP ApS 2)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
DK Vessel HoldCo K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	DK Vessel HoldCo K/S 2)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Alice, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Alice, Pte. Ltd 2)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Almena, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Almena, Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Hardrada, Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings St.Michaelis Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings St. Gabriel Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Agnete, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Agnete, Pte. Ltd
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OCM Singapore Njord Holdings Alexandra, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Alexandra, Pte. Ltd 2)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
OMI Holding Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	OMI Holding Ltd.
Country of incorporation of subsidiary	Mauritius
Proportion of ownership interest in subsidiary	100.00%
TORM Crewing Service Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Crewing Service Ltd.
Country of incorporation of subsidiary	Bermuda
Proportion of ownership interest in subsidiary	100.00%
TORM Shipping India Private Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Shipping India Private Limited 3)
Country of incorporation of subsidiary	India
Proportion of ownership interest in subsidiary	100.00%
TORM Singapore Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Singapore Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
TORM USA LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM USA LLC
Country of incorporation of subsidiary	USA
Proportion of ownership interest in subsidiary	100.00%
VesselCo 1 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 1 K/S 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 3 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 3 K/S 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 5 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 5 K/S 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 6 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 6 K/S 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo 6 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 6 Pte. Ltd. 2)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 7 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 7 Pte. Ltd. 1)
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 8 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 8 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 9 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 9 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 10 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 10 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 11 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 11 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
VesselCo 12 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 12 Pte. Ltd.
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%
TORM SHIPPING (PHILS.), INC.
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM SHIPPING (PHILS.), INC.
Country of incorporation of subsidiary	Philippines
Proportion of ownership interest in subsidiary	25.00%
Percentage of voting rights held in subsidiaries	100.00%
VesselCo A ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo A ApS 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo C ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo C ApS 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo E ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo E ApS 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%
VesselCo F ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo F ApS 1)
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%